Debt (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Price Protection Feature [Member]
Expected dividend yield	0.00%
Expected life	2 years
Convertible Notes Payable [Member]
Risk-free interest rate	0.32%	0.07%
Expected dividend yield	0.00%	0.00%
Expected volatility	268.86%	189.81%
Expected life	2 years	5 months
Convertible Notes Payable One [Member]
Risk-free interest rate	0.38%
Expected dividend yield	0.00%
Expected volatility	255.94%
Maximum [Member] | Price Protection Feature [Member]
Risk-free interest rate	0.40%
Expected volatility	278.90%
Maximum [Member] | Convertible Notes Payable [Member]
Expected life	1 year 11 months 5 days
Maximum [Member] | Convertible Notes Payable One [Member]
Expected life	1 year 10 months 24 days
Minimum [Member] | Price Protection Feature [Member]
Risk-free interest rate	0.28%
Expected volatility	261.45%
Minimum [Member] | Convertible Notes Payable [Member]
Expected life	1 year 10 months 6 days
Minimum [Member] | Convertible Notes Payable One [Member]
Expected life	1 year 6 months